Capital Disclosures	12 Months Ended
Mar. 31, 2019
Disclosure Of Capital Disclosures [Abstract]
Capital Disclosure

21.	CAPITAL DISCLOSURES

The Group's capital consists of cash, short-term deposits, restricted cash, long-term debt and total shareholders’ equity. The Group's main objectives when managing capital are:

•	to provide a strong capital base in order to maintain shareholder, creditor and stakeholder confidence and to sustain future growth development of the business;
•	to maintain a flexible capital structure that optimizes the cost of capital at acceptable risk and preserves the ability to meet financial obligations;
•	to ensure sufficient liquidity to pursue its organic growth strategy and undertake selective acquisitions; and
•	to provide a rewarding return on investment to shareholders.

In managing its capital structure, the Group monitors performance throughout the year to ensure anticipated working capital requirements and maintenance capital expenditures are funded from operations, available cash and, where applicable, bank borrowings. Alithya manages its capital structure and may make adjustments to it, in order to support the broader corporate strategy or in response to changes in economic conditions and risk. In order to maintain or adjust its capital structure, the Group may purchase shares from existing shareholders, issue new shares, issue new debt, issue new debt to replace existing debt (with different characteristics), or reduce the amount of existing debt. Total capital as at March 31, 2019 and 2018 is calculated as follows:

As at	March 31,
	2019	2018
	$	$
Cash	(12,801)	(14,465)
Short-term deposits	(1,324)	-
Restricted cash	(2,165)	(2,124)
Line of credit	-	24,066
Current portion of long-term debt	1,000	2,956
Long-term debt	27,305	15,619
Share capital	186,861	54,251
Deficit	(39,113)	(23,927)
Accumulated other comprehensive income	1,469	558
Contributed surplus	2,239	1,144
	163,471	58,078

The Group monitors capital using a number of financial metrics, including but not limited to:

•	the senior debt to adjusted EBITDA (as defined further herein) ratio, defined as senior debt to 12-month trailing adjusted EBITDA (as defined in the Credit Facility);
•	the total debt to adjusted EBITDA ratio, defined as total debt to 12-month trailing adjusted EBITDA; and
•	the fixed charge coverage ratio, defined as adjusted EBITDA minus taxes, distributions and capital expenditures to aggregate interest expense and regular scheduled principal repayments.

The Group uses Operating income, Adjusted EBITDA (defined as earnings before interest, taxes, depreciation, amortization, share-based compensation and non-recurring costs) and Free Cash Flow (defined as operating cash flows less additions to P&E and additions to intangibles other than business combinations) as measurements to monitor operating performance. EBITDA and Free Cash Flow, as presented, are not recognized for financial statement presentation purposes under IFRS, and do not have a standardized meaning. Therefore, they are not likely to be comparable to similar measures presented by other entities.

21.	CAPITAL DISCLOSURES (CONT’D)

The continued availability of the credit facilities is subject to the Group’s ability to maintain certain senior debt, debt service and fixed charge coverage covenants, as well as other affirmative and negative covenants, including certain limitations of distributions in the form of dividends or equity repayments in any given fiscal year, as set out in the credit agreement.

The Group is subject to financial covenants pursuant to the credit facility agreements, which are measured on a quarterly basis. The Credit Facility changed in January 2019. The new covenants are senior debt to adjusted EBITDA, total debt to adjusted EBITDA and fixed charge coverage ratios. The Group was in compliance with all such covenants at March 31, 2019.

For 2018, the ratio included the leverage, debt service and liquidity ratios presented below. The Group obtained a waiver from one of its lenders on March 28, 2018, for the period starting March 31, 2018 until March 31, 2019, to modify the liquidity covenant from 1.2 to 1.0. Subsequent to the year end of March 31, 2018, the Company obtained a waiver, for the year ended March 31, 2018, from its short-term lender, in relation to the same financial covenant.